Victory Cornerstone Moderate Fund Expense Example - Victory Cornerstone Moderate Fund - Fund Shares	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 110
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,433